ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES (Details) - Third parties - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES
Accrued salaries and benefits	$ 47,242	$ 55,135
Payables for R&D Expenses	28,412	30,124
Payables for marketing events	49,184	49,781
Payables for purchase of property, equipment and software	17,780	24,534
Advance from customers	4,550	3,881
Deposits from third parties suppliers	8,191	9,950
VAT and other taxes payables	6,628	11,782
Payables for service fees	19,593	31,754
Others	33,943	34,420
Total	$ 215,523	$ 251,361